UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

_____________

FORM N-CSR

_____________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

_____________

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: August 31, 2018

Date of reporting period: August 31, 2018

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR § 270.30e-1) is attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

Bernstein ETFs

Bernstein U.S. Research Fund

Bernstein Global Research Fund

ANNUAL REPORT

August 31, 2018

Bernstein ETFs

Table of Contents

Management Discussion of Fund Performance	2
Schedules of Investments	6
Statements of Assets and Liabilities	11
Statements of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	15
Report of Independent Registered Public Accounting Firm	26
Trustee and Officers of the Trust	27
Disclosure of Fund Expenses	30
Notice to Shareholders	31
Supplemental Information	32

The Funds file their complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that Exchange Traded Concepts, LLC uses to determine how to vote proxies relating to Funds’ securities, as well as information relating to how the Funds voted proxies relating to each Fund’s securities during the most recent 12-month year ended June 30, is available (i) without charge, upon request, by calling 1-877-243-0675; and (ii) on the Commission’s website at http://www.sec.gov.

Bernstein ETFs

Management Discussion of Fund Performance (Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Bernstein U.S. Research Fund (“BERN” or the “Fund”). The following information pertains to the fiscal period of October 16, 2017 through August 31, 2018. The Fund seeks to track the total return performance, before fees and expenses, of the Bernstein U.S. Research Index (the “Index”). The Index tracks the performance of U.S. stocks rated “Outperform” by Bernstein’s sellside research analysts and screen in the top 3 quintiles of Bernstein’s published quantitative alpha model.

The Fund had positive performance during the fiscal period ending on August 31, 2018. The market price for BERN increased 19.24% and the NAV increased 19.52%, while the S&P 500 Index, a broad market index, gained 15.40% over the same period. The Fund’s Index returned 20.27%. Meanwhile, outstanding shares ended the period at 50,000.

For the period, the largest positive contributor to return was Adobe Inc (ADBE US), adding 1.08% to the return of the Fund, gaining 75.14% with an average weighting of 1.90%. The second largest contributor to return was ServiceNow Inc (NOW US), adding 0.86% to the return of the Fund, gaining 61.75% with an average weighting of 1.77%. The third largest contributor to return was Centene Corp (CNC US), adding 0.86% to the return of the Fund, gaining 61.11% with an average weighting of 1.75%.

For the period, the largest negative contributor to return was American Airlines Group Inc (AAL US), detracting 0.39% from the return of the Fund, declining 23.47% with an average weighting of 0.72%. The security contributing second-most negatively was Range Resources Corp (RRC US), detracting 0.36% from the return of the Fund, and declining 22.69% with an average weighting of 0.68%. The third largest negative contributor to return was Royal Caribbean Cruises Ltd (RCL US), detracting 0.34% from the return of the Fund, and declining 18.58% with an average weight of 1.22%.

For the period, the best performing security in the Fund was Adobe Inc (ADBE US), gaining 75.14% and contributing 1.08% to the return of the fund. The second-best performing security for the period was ServiceNow Inc (NOW US), gaining 61.75% and contributing 0.86% to the return of the fund. The third-best performing security was Centene Corp (CNC US), gaining 61.11% for the period and contributing 0.86% to the return of the fund.

For the period, the worst performing security in the Fund was American Airlines Group Inc (AAL US), declining 23.47% and reducing the return of the Fund by 0.39%. The second-worst performing security in the Fund was Range Resources Corp (RRC US), declining 22.69% and reducing the return of the fund by 0.36%. The third-worst performing security in the Fund was Nielsen Holdings PLC (NLSN US), declining 18.99% and reducing the return of the fund by 0.27%.

Sincerely,
Garrett Stevens, Chief Executive Officer
Exchange Traded Concepts, Advisor to the Fund

Bernstein ETFs

Management Discussion of Fund Performance (Unaudited) (continued)

Growth of a $10,000 Investment‡

(at Net Asset Value)‡

	CUMULATIVE TOTAL RETURN FOR THE PERIOD ENDED AUGUST 31, 2018
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Bernstein U.S. Research Fund	19.52%	19.24%
Bernstein U.S. Research Index	20.27%	20.27%
S&P 500 Index	15.40%	15.40%

*Fund commenced operations on October 16, 2017.

‡Unaudited

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. A prospectus, containing this and other information, is available at www.bernsteinetf.com. Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal.

Current performance may be lower or higher than the performance data shown above.

Performance data current to the most recent month-end is available at www.bernsteinetf.com.

There are no assurances that the Fund will meet its stated objective.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index in Management Discussion of Fund Performance.

Bernstein ETFs

Management Discussion of Fund Performance (Unaudited) (continued)

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Bernstein Global Research Fund (“BRGL” or the “Fund”). The following information pertains to the fiscal period of October 16, 2017 through August 31, 2018. The Fund seeks to track the total return performance, before fees and expenses, of the Bernstein Global Research Index (the “Index”). The Index tracks the performance of global stocks rated “Outperform” by Bernstein’s highly regarded sellside research analysts and screen in the top 3 quintiles of Bernstein’s long-running quantitative alpha model.

The Fund had positive performance during the fiscal period ending on August 31, 2018. The market price for BRGL increased 7.51% and the NAV increased 7.27%, while the MSCI ACWI Net Total Return Index, a broad market index, gained 7.78% over the same period. The Fund’s Index returned 9.94%. Meanwhile, outstanding shares ended the period at 50,000.

For the period, the largest positive contributor to return was Adobe Inc (ADBE US), adding 0.46% to the return of the Fund, gaining 75.14% with an average weighting of 0.80%. The second largest contributor to return was Centene Corp (CNC US), adding 0.39% to the return of the Fund, gaining 61.11% with an average weighting of 0.73%. The third largest contributor to return was ServiceNow Inc (NOW US), adding 0.37% to the return of the Fund, gaining 61.75% with an average weighting of 0.75%.

For the period, the largest negative contributor to return was GoerTek Inc (002241 C2), detracting 0.37% from the return of the Fund, declining 30.19% with an average weighting of 0.24%. The security contributing second-most negatively was Han’s Laser Technology Industry Group Co Ltd (002008 C2), detracting 0.33% from the return of the Fund, and declining 22.46% with an average weighting of 0.35%. The third largest negative contributor to return was Vipshop Holdings Ltd (VIPS US), detracting 0.25% from the return of the Fund, and declining 39.44% with an average weight of 0.20%.

For the period, the best performing security in the Fund was Adobe Inc (ADBE US), gaining 75.14% and contributing 0.46% to the return of the fund. The second-best performing security for the period was ServiceNow Inc (NOW US), gaining 61.75% and contributing 0.37% to the return of the fund. The third-best performing security was Centene Corp (CNC US), gaining 61.11% for the period and contributing 0.39% to the return of the fund.

For the period, the worst performing security in the Fund was Vipshop Holdings Ltd (VIPS US), declining 39.44% and reducing the return of the Fund by 0.25%. The second-worst performing security in the Fund was Valeo SA (FR FP), declining 37.52% and reducing the return of the fund by 0.24%. The third-worst performing security in the Fund was China Eastern Airlines Corp Ltd (670 HK), declining 32.44% and reducing the return of the fund by 0.22%.

Sincerely,
Garrett Stevens, Chief Executive Officer
Exchange Traded Concepts, Advisor to the Fund

Bernstein ETFs

Management Discussion of Fund Performance (Unaudited) (concluded)

Growth of a $10,000 Investment‡

(at Net Asset Value)‡

	CUMULATIVE TOTAL RETURN FOR THE PERIOD ENDED AUGUST 31, 2018
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Bernstein Global Research Fund	7.27%	7.51%
Bernstein Global Research Index	9.94%	9.94%
MSCI ACWI Index	7.78%	7.78%

*Fund commenced operations on October 16, 2017.

‡Unaudited

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. A prospectus, containing this and other information, is available at www.bernsteinetf.com. Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal.

Current performance may be lower or higher than the performance data shown above.

Performance data current to the most recent month-end is available at www.bernsteinetf.com.

There are no assurances that the Fund will meet its stated objective.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index in Management Discussion of Fund Performance.

Bernstein ETFs

Schedule of Investments • U.S. Research Fund

August 31, 2018

Description	Shares	Fair Value
COMMON STOCK — 99.8%

Consumer Discretionary — 14.3%
CBS, Cl B	425	$22,533
Chipotle Mexican Grill, Cl A*	43	20,433
Darden Restaurants	215	24,949
Dollar General	213	22,946
Hilton Worldwide Holdings	260	20,181
Ross Stores	241	23,083
Target	290	25,375
TJX	228	25,073
Tractor Supply	331	29,221
		213,794
Consumer Staples — 8.2%
Hershey	204	20,506
Kraft Heinz	325	18,938
Mondelez International, Cl A	478	20,420
PepsiCo	212	23,746
Procter & Gamble	225	18,664
Tyson Foods, Cl A	320	20,099
		122,373
Energy — 12.8%
Anadarko Petroleum	421	27,112
Apache	528	23,142
ConocoPhillips	322	23,644
Energy Transfer Equity (A)	1,105	19,338
Enterprise Products Partners (A)	870	24,882
EOG Resources	220	26,011
Kinder Morgan	1,261	22,320
Pioneer Natural Resources	138	24,109
		190,558
Financials — 21.5%
Ally Financial	722	19,407
American Express	213	22,574
Bank of America	708	21,898
Capital One Financial	211	20,908
Citizens Financial Group	454	18,687
CME Group, Cl A	130	22,715
Discover Financial Services	276	21,561
Goldman Sachs Group	94	22,354
Huntington Bancshares	1,377	22,321
Description	Shares	Fair Value
Intercontinental Exchange	297	$22,640
KeyCorp	976	20,564
LPL Financial Holdings	341	22,588
SunTrust Banks	326	23,981
Synchrony Financial	530	16,785
TD Ameritrade Holding	359	21,027
		320,010
Health Care — 9.6%
Abbott Laboratories	358	23,929
Anthem	87	23,031
Celgene*	270	25,501
Centene*	177	25,927
Mylan*	578	22,617
UnitedHealth Group	84	22,551
		143,556
Industrials — 11.2%
Boeing	75	25,709
Delta Air Lines	397	23,217
JB Hunt Transport Services	183	22,097
Nielsen Holdings	733	19,058
Spirit AeroSystems Holdings, Cl A	292	24,966
Union Pacific	160	24,099
United Continental Holdings*	317	27,712
		166,858
Information Technology — 17.7%
Adobe Systems*	101	26,615
Autodesk*	159	24,542
Broadcom	84	18,399
Citrix Systems*	214	24,400
First Data, Cl A*	1,033	26,569
HP	956	23,565
Mastercard, Cl A	106	22,849
Microsoft	206	23,140
ServiceNow*	125	24,545
Tableau Software, Cl A*	227	25,392
Visa, Cl A	164	24,090
		264,106
Materials — 4.5%
CF Industries Holdings	462	24,001
LyondellBasell Industries, Cl A	199	22,443
Westlake Chemical	215	20,333
		66,777
Total Common Stock
(Cost $1,380,860)		1,488,032

Total Investments — 99.8%
(Cost $1,380,860)		$1,488,032

Percentages are based on Net Assets of $1,491,030.

*      Non-income producing security.

(A)   Securities considered Master Limited Partnership. At August 31, 2018, these securities amounted to $44,220 or 3.0% of Net Assets.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Bernstein ETFs

Schedule of Investments • U.S. Research Fund

August 31, 2018 (Concluded)

As of August 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended August 31, 2018, there were no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For the period ended August 31, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Bernstein ETFs

Schedule of Investments • Global Research Fund

August 31, 2018

Description	Shares	Fair Value
COMMON STOCK — 96.7%

Australia — 2.3%
Oil Search	1,585	$10,271
Telstra	4,573	10,252
Woodside Petroleum	407	10,852
		31,375
Belgium — 0.7%
Anheuser-Busch InBev	95	8,914

Brazil — 0.7%
Vale ADR, Cl B	761	10,045

Canada — 1.6%
Canadian Pacific Railway	52	10,947
Encana	771	10,217
		21,164
China — 3.9%
Han’s Laser Technology Industry Group, Cl A	1,900	12,152
Huayu Automotive Systems, Cl A	3,700	11,068
PetroChina, Cl H	12,000	8,929
SAIC Motor, Cl A	2,500	10,670
ZTO Express Cayman ADR	480	8,861
		51,680
Denmark — 1.9%
Genmab*	40	6,935
Novo Nordisk, Cl B	194	9,530
Novozymes, Cl B	154	8,460
		24,925
France — 3.0%
Cie de Saint-Gobain	178	7,676
Peugeot	395	10,892
Sodexo	64	6,681
TOTAL	160	10,028
Valeo	105	4,778
		40,055
Germany — 5.1%
Bayer	86	8,043
Deutsche Lufthansa	265	6,934
Description	Shares	Fair Value
Deutsche Telekom	585	$9,468
Evonik Industries	255	9,527
Fresenius & KGaA	109	8,342
Fresenius Medical Care & KGaA	97	9,848
Merck KGaA	79	8,317
TUI	452	8,354
		68,833
Hong Kong — 4.4%
China Oilfield Services, Cl H	8,000	7,094
China Petroleum & Chemical, Cl H	12,000	12,063
China Telecom, Cl H	20,000	9,403
CNOOC	6,000	10,610
Melco Resorts & Entertainment ADR	449	10,722
Nexteer Automotive Group	5,000	8,421
		58,313
Italy — 1.2%
Eni	549	10,208
Telecom Italia*	9,741	6,222
		16,430
Japan — 1.2%
Inpex	700	7,670
Tokyo Electron	50	8,511
		16,181
Netherlands — 1.4%
Koninklijke Ahold Delhaize	387	9,438
NN Group	213	9,152
		18,590
Portugal — 0.7%
Galp Energia SGPS	483	9,818

South Korea — 2.2%
Samsung Electronics	210	9,140
Samsung SDI	50	10,601
SK Hynix	133	9,917
		29,658
Spain — 1.4%
International Consolidated Airlines Group	1,052	9,446
Repsol	488	9,405
		18,851
Taiwan — 2.1%
ASE Technology Holding	4,000	9,806
MediaTek	1,000	8,188
Novatek Microelectronics	2,000	9,800
		27,794
United Kingdom — 13.5%
Admiral Group	351	9,489
Anglo American	471	9,438
Antofagasta	741	7,759
BAE Systems	1,231	9,696
BP	1,314	9,347
Compass Group	451	9,722
Ferguson	135	10,846
Glencore	2,140	8,721

The accompanying notes are an integral part of the financial statements.

Bernstein ETFs

Schedule of Investments • Global Research Fund

August 31, 2018 (Continued)

Description	Shares	Fair Value
Legal & General Group	2,720	$8,990
Ocado Group*	702	9,786
Rio Tinto	192	9,131
Royal Dutch Shell, Cl B	290	9,576
Saga	5,320	8,761
Shire	210	12,278
Smith & Nephew	546	9,634
Standard Life Aberdeen	1,945	8,011
Tesco	2,891	9,262
Unilever	167	9,533
Wm Morrison Supermarkets	3,099	10,604
		180,584
United States — 49.4%
Consumer Discretionary — 7.3%
CBS, Cl B	187	9,915
Chipotle Mexican Grill, Cl A*	18	8,553
Darden Restaurants	95	11,024
Dollar General	92	9,911
Hilton Worldwide Holdings	113	8,771
Liberty Global, Cl A*	246	6,595
Ross Stores	97	9,291
Target	126	11,025
TJX	97	10,667
Tractor Supply	141	12,447
		98,199
Consumer Staples — 3.9%
Hershey	86	8,645
Kraft Heinz	151	8,799
Mondelez International, Cl A	195	8,330
PepsiCo	93	10,417
Procter & Gamble	90	7,466
Tyson Foods, Cl A	140	8,793
		52,450
Energy — 6.1%
Anadarko Petroleum	180	11,592
Apache	235	10,300
ConocoPhillips	136	9,986
Energy Transfer Equity(A)	449	7,858
Enterprise Products Partners(A)	380	10,868
EOG Resources	93	10,995
Kinder Morgan	537	9,505
Pioneer Natural Resources	58	10,133
		81,237
Financials — 10.1%
Ally Financial	293	7,876
American Express	87	9,220
Bank of America	313	9,681
Capital One Financial	87	8,621
Citizens Financial Group	184	7,574
CME Group, Cl A	57	9,960
Discover Financial Services	114	8,906
Goldman Sachs Group	40	9,512
Huntington Bancshares	566	9,175
Intercontinental Exchange	130	9,910
KeyCorp	399	8,407
Description	Shares	Fair Value
LPL Financial Holdings	150	$9,936
SunTrust Banks	138	10,151
Synchrony Financial	211	6,682
TD Ameritrade Holding	160	9,371
		134,982
Health Care — 4.5%
Abbott Laboratories	154	10,293
Anthem	35	9,265
Celgene*	114	10,767
Centene*	72	10,547
Mylan*	255	9,978
UnitedHealth Group	36	9,665
		60,515
Industrials — 5.4%
Boeing	32	10,969
Delta Air Lines	175	10,234
JB Hunt Transport Services	79	9,539
Nielsen Holdings	306	7,956
Spirit AeroSystems Holdings, Cl A	126	10,773
Union Pacific	70	10,544
United Continental Holdings*	140	12,239
		72,254
Information Technology — 10.0%
Adobe Systems*	44	11,594
Autodesk*	68	10,496
Broadcom	34	7,447
Citrix Systems*	94	10,718
First Data, Cl A*	453	11,651
HP	421	10,378
Mastercard, Cl A	46	9,916
Microsoft	90	10,110
NXP Semiconductors*	100	9,314
ServiceNow*	54	10,603
Tableau Software, Cl A*	92	10,291
Travelport Worldwide	565	10,492
Visa, Cl A	72	10,576
		133,586
Materials — 2.1%
CF Industries Holdings	184	9,559
LyondellBasell Industries, Cl A	89	10,037
Westlake Chemical	92	8,701
		28,297
		661,520
Total Common Stock
(Cost $1,269,137)		1,294,730

PREFERRED STOCK — 1.3%
Consumer Discretionary — 0.6%
Volkswagen(B)	46	7,538

Consumer Staples — 0.7%
Henkel & KGaA(B)	76	9,722

Total Preferred Stock
(Cost $19,233)		17,260

The accompanying notes are an integral part of the financial statements.

Bernstein ETFs

Schedule of Investments • Global Research Fund

August 31, 2018 (Concluded)

Description	Shares	Fair Value
EXCHANGE-TRADED FUND — 1.4%
iShares MSCI India ETF	541	$19,303

Total Exchange-Traded Fund
(Cost $19,346)		19,303

Total Investments — 99.4%
(Cost $1,307,716)		$1,331,293

Percentages are based on Net Assets of $1,339,163.

*      Non-income producing security.

(A)   Securities considered Master Limited Partnership. At August 31, 2018, these securities amounted to $18,726 or 1.4% of Net Assets.

(B)   There’s currently no stated interest rate.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

MSCI — Morgan Stanley Capital International

As of August 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended August 31, 2018, there were no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For the period ended August 31, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Bernstein ETFs

Statements of Assets and Liabilities

August 31, 2018

	Bernstein U.S. Research Fund	Bernstein Global Research Fund
Assets:
Investments at Cost	$1,380,860	$1,307,716
Investments at Fair Value	$1,488,032	$1,331,293
Cash and Cash Equivalents	1,476	4,474
Dividends Receivable	2,143	3,186
Reclaims Receivable	—	1,436
Total Assets	1,491,651	1,340,389

Liabilities:
Payable for Foreign Currency Due to Custodian (Cost $493)	—	495
Advisory Fees Payable	621	731
Total Liabilities	621	1,226

Net Assets	$1,491,030	$1,339,163

Net Assets Consist of:
Paid-in Capital	$1,351,268	$1,318,535
Undistributed Net Investment Income	10,716	31,443
Accumulated Net Realized Gain (Loss) on Investments	21,874	(34,365)
Net Unrealized Appreciation on Investments	107,172	23,577
Net Unrealized Depreciation on Foreign Currency Translations	—	(27)
Net Assets	$1,491,030	$1,339,163
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	50,000	50,000
Net Asset Value, Offering and Redemption Price Per Share	$29.82	$26.78

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

Bernstein ETFs

Statements of Operations

For the period ended August 31, 2018

	Bernstein U.S. Research Fund(1)	Bernstein Global Research Fund(1)
Investment Income:
Dividend Income	$25,694	$52,225
Less: Foreign Taxes Withheld	—	(3,179)
Total Investment Income	25,694	49,046

Expenses:
Advisory fees	7,312	12,996
Total expenses	7,312	12,996

Net investment income	18,382	36,050

Net Realized and Unrealized Gain (Loss) on:
Net Realized Gain on Investments(2)	172,597	116,425
Net Realized Loss on Foreign Currency Transactions	—	(2,413)
Net Change in Unrealized Appreciation on Investments	107,172	23,577
Net Change in Unrealized Depreciation on Foreign Currency Translations	—	(27)
Net Realized and Unrealized Gain on Investments	279,769	137,562
Net Increase in Net Assets Resulting from Operations	$298,151	$173,612

(1)  Commenced operations on October 16, 2017.

(2)  Includes any realized gains or losses as a result of in-kind transactions (See Note 4).

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

Bernstein ETFs

Statements of Changes in Net Assets

	Bernstein U.S. Research Fund(1)	Bernstein Global Research Fund(1)
	Period Ended August 31, 2018	Period Ended August 31, 2018
Operations:
Net Investment Income	$18,382	$36,050
Net Realized Gain on Investments and Foreign Currency Transactions(2)	172,597	114,012
Net Change in Unrealized Appreciation on Investments and Foreign Currency Transactions	107,172	23,550
Net Increase in Net Assets Resulting from Operations	298,151	173,612
Dividends and Distributions to Shareholders:
Investment Income	(5,502)	(3,675)
Total Dividends and Distributions to Shareholders	(5,502)	(3,675)
Capital Share Transactions:
Issued	5,234,578	3,858,753
Redeemed	(4,036,197)	(2,689,527)
Increase in Net Assets from Capital Share Transactions	1,198,381	1,169,226
Total Increase in Net Assets	1,491,030	1,339,163

Net Assets:
Beginning of Period	—	—
End of Period (Includes Undistributed Net Investment Income of $10,716 and $31,443, respectively)	$1,491,030	$1,339,163

Share Transactions:
Issued	200,000	150,000
Redeemed	(150,000)	(100,000)
Net Increase in Shares Outstanding from Share Transactions	50,000	50,000

(1)  Commenced operations on October 16, 2017.

(2)  Includes any realized gains or losses as a result of in-kind transactions (See Note 4).

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

Bernstein ETFs

Financial Highlights

Selected Per Share Data & Ratios

For the Period Ended August 31, 2018

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain on Investments	Total from Operations	Distributions from Investment Income	Total Distributions	Net Asset Value, End of Period	Market Price, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(2)	Ratio of Net Investment Income to Average Net Assets(2)	Portfolio Turnover(3)
Bernstein U.S. Research Fund
2018‡	$25.00	$0.30	$4.58	$4.88	$(0.06)	$(0.06)	$29.82	$29.75	19.52%	$1,491	0.50%	1.26%	132%
Bernstein Global Research Fund
2018‡	25 .00	0.42	1.40	1.82	(0 .04)	(0.04)	26.78	26.84	7.27	1,339	0.65	1.80	195

‡       Commenced operations on October 16, 2017.

*       Per share data calculated using average shares method.

(1)     Total return is for the period indicated and has not been annualized. The returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(2)     Annualized

(3)     Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

Bernstein ETFs

Notes to the Financial Statements

August 31, 2018

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the Bernstein U.S. Research Fund and the Bernstein Global Research Fund (each a “Fund”, and collectively the “Funds”). The Bernstein U.S. Research Fund seeks to provide investment results that, before fees and expenses, track the performance of the Bernstein U.S. Research Index (the “Index”). The Bernstein Global Research Fund seeks to provide investment results that, before fees and expenses, track the performance of the Bernstein Global Research Index (the “Index”). Each Fund is classified as a “diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”), serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Funds, the Funds’ business affairs and other administrative matters. Vident Investment Advisory, LLC (the “Sub-Adviser”), serves as the sub-adviser to the Funds.

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”). Market prices for the Shares may be different from their net asset value (“NAV”). The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares of at least 25,000 Shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies ASC (“ASC 946”), and concluded that each Fund meets criteria of an “investment company,” and therefore, the Funds prepare their financial statements in accordance with investment company accounting as outlined in ASC 946.

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates and Indemnifications – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

Security Valuation – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid for long positions and the most recent ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker. Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board. The Funds’ Fair Value

Bernstein ETFs

Notes to Financial Statements

August 31, 2018 (Continued)

Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•    Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds has the ability to access at the measurement date;

•    Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•    Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the period ended August 31, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended August 31, 2018, there have been no significant changes to the Funds’ fair valuation methodologies. It is the Funds’ policy to recognize transfers into or out of all levels at the end of the reporting period.

Federal Income Taxes – It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statements of Operations. As of August 31, 2018, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. The current tax year remains open and subject to examination by tax jurisdictions. The Funds have reviewed all major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions expected to be taken on its tax returns.

Bernstein ETFs

Notes to Financial Statements

August 31, 2018 (Continued)

Foreign Taxes – The Bernstein Global Research Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in foreign jurisdictions in which the Bernstein Global Research Fund invests.

Security Transactions and Investment Income – Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Master Limited Partnerships – Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Fund intends to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. An investment in MLP units involves certain risks which differ from an investment in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. As a partnership, an MLP has no tax liability at the entity level. If, as a result of a change in current law or a change in an MLP’s business, an MLP were treated as a corporation for federal income tax purposes, such MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution by the MLP would be reduced and distributions received by investors would be taxed under federal income tax laws applicable to corporate dividends (as dividend income, return of capital, or capital gain). Therefore, treatment of an MLP as a corporation for federal income tax purposes would result in a reduction in the after-tax return to investors, likely causing a reduction in the value of the Fund’s shares.

Bernstein ETFs

Notes to Financial Statements

August 31, 2018 (Continued)

Cash and Cash Equivalents – Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders – Each Fund pays out dividends from its net investment income and distributes its net capital gain, if any, to investors at least annually. All distributions are recorded on the ex-dividend date.

Creation Units – The Funds issue and redeem shares (“Shares”) on a continuous basis at Net Asset Value (“NAV”) and only in large blocks of 25,000 Shares (each block of Shares for the Funds is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $500 per transaction for the Bernstein U.S. Research Fund, and $1,900 per transaction for the Bernstein Global Research Fund. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day. In addition to the fixed creation or redemption transaction fee, an additional transaction fee of up to five times the fixed creation or redemption transaction fee may apply. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a creation unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market on the Exchange with the assistance of a broker and will be subject to customary brokerage commissions or fees.

If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. The following table discloses Creation Unit breakdown as of August 31, 2018:

	Creation Unit Shares	Transaction Fee	Value	Redemption Fee
Bernstein U.S. Research Fund	25,000	$500	$745,500	$500
Bernstein Global Research Fund	25,000	1,900	669,500	1,900

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares. Shares may be issued in advance of receipt by the Funds at all or a portion of the applicable deposit securities. In these circumstances, the Funds may require the Authorized Participant to maintain with the Trust an amount of 115% of the daily mark-to-market of the missing deposit securities. Amounts are disclosed as Segregated Cash Balance with Authorized Participants for Deposit Security and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

Other – The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Bernstein ETFs

Notes to Financial Statements

August 31, 2018 (Continued)

3. AGREEMENTS

Investment Advisory Agreement

Exchange Traded Concepts, LLC, or the Adviser, is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120. The Adviser serves as investment adviser to the Trust, including the Funds, pursuant to an investment advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advice to the Funds primarily in the form of oversight of the Sub-Adviser, including daily monitoring of the purchase and sale of securities by the Sub-Advisor and regular review of the Sub-Adviser’s performance. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Funds, the Funds pay the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.50% on the average daily net assets of the Bernstein U.S. Research Fund and 0.65% on the average daily net assets of the Bernstein Global Research Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Certain officers or interested trustees of the Trust are also officers or employees of the Adviser or its affiliates. They receive no fees for serving as officers of the Trust.

The Index Provider is Sanford C. Bernstein & Co., LLC. The Index Provider is not affiliated with Exchange Traded Concepts Trust (the “Trust”), the Adviser, the Sub-Adviser, Solactive AG, the Funds’ administrator, custodian, transfer agent or distributor, or any of their respective affiliates. The Adviser has entered into a service agreement with the Index Provider pursuant to which the Adviser agrees to provide organizational and administrative support services to the Funds and the Adviser and Index Provider agree to share certain expenses of the Funds. In addition, the Adviser has entered into a license agreement with the Index Provider pursuant to which the Adviser pays a fee to the Index Provider in return for a license to use each Index in connection with the operation of the Funds. The Adviser is sub-licensing rights to each Index to each Fund at no charge. The Index Provider or its affiliates, acting for their own accounts, intend to purchase shares of each Fund and, upon completing such purchase, expect to be affiliates of each Fund by virtue of owning a substantial percentage of each Fund’s shares. The Index Provider and its affiliates will not sell a Fund’s shares until they are no longer affiliates of the Fund or unless such sales are made in compliance with applicable law. The Index Provider and its affiliates may, however, redeem their shares through an Authorized Participant in Creation Unit aggregations at any time, although the Index Provider and its affiliates have no present intention to engage in any such redemptions.

Sub-Advisory Agreements

Vident Investment Advisory, LLC is a Delaware limited liability company located at 300 Colonial Center Parkway, Suite 330, Roswell, Georgia 30076. The Sub-Adviser is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any

Bernstein ETFs

Notes to Financial Statements

August 31, 2018 (Continued)

rebalancing or reconstitution of an index, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement, the Adviser pays Vident a fee calculated daily and paid monthly, at the following annual rates expressed as a percentage of the average daily net assets as follows:

Bernstein U.S. Research Fund

0.025% on the first $500 million, 0.02% on the next $500 million, 0.015% on assets between $1 billion and $3 billion, 0.01% on assets between $3 billion and $5 billion, 0.005% on assets in excess of $5 billion; subject to an annual minimum fee of $15,000

Bernstein Global Research Fund

0.045% on the first $500 million, 0.035% on the next $500 million, 0.025% on assets between $1 billion and $3 billion, 0.015% on assets between $3 billion and $5 billion, 0.01% on assets in excess of $5 billion; subject to an annual minimum fee of $25,000

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Funds’ underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Trust’s custodian and transfer agent.

The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. No payments pursuant to the Plan will be made during the initial twelve (12) months of operation. In accordance with the Plan, each Fund is authorized to pay an amount up to a maximum of 0.25% of its average net assets each year for certain distribution-related activities. For the period ended August 31, 2018, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Funds pays these fees.

Certain officers of the Trust may also be employees of the Administrator or its affiliates. They receive no fees for serving as officers of the Trust.

4. INVESTMENT TRANSACTIONS

For the period ended August 31, 2018, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales
Bernstein U.S. Research Fund	$2,144,303	$2,129,454
Bernstein Global Research Fund	4,569,423	4,410,148

There were no purchases or sales of long-term U.S. Government securities by the Funds.

Bernstein ETFs

Notes to Financial Statements

August 31, 2018 (Continued)

For the period ended August 31, 2018, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain
Bernstein U.S. Research Fund	$5,224,575	$4,031,160	$152,342
Bernstein Global Research Fund	3,396,952	2,364,943	148,674

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences primarily attributable to foreign currency, redemptions in-kind, realized gains from passive foreign company investments and MLP adjustments have been reclassified within the components of net assets for the period ended August 31, 2018:

	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss
Bernstein U.S. Research Fund	$152,887	$(2,164)	$(150,723)
Bernstein Global Research Fund	149,309	(932)	(148,377)

The reclassifications have no impact on net asset value per share.

The tax character of dividends and distributions declared during the period ended August 31, 2018 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Bernstein U.S. Research Fund
2018	$ 5,502	$ –	$ –	$ 5,502
Bernstein Global Research Fund
2018	3,675	–	–	3,675

As of August 31, 2018, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Bernstein U.S. Research Fund	Bernstein Global Research Fund
Undistributed Ordinary Income	$35,193	$33,293
Post October Losses	–	(25,363)
Unrealized Appreciation	104,569	12,698
Total Distributable Earnings	$139,762	$20,628

Bernstein ETFs

Notes to Financial Statements

August 31, 2018 (Continued)

Post-October losses represent losses realized on investment transactions from November 1, 2017 through August 31, 2018 that, in accordance with federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

For federal income tax purposes, the cost of investments owned at August 31, 2018, and the net realized gains or losses on investments sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales which cannot be used for federal income tax purposes in the current period and have been deferred for use in future years, as well as MLP and passive foreign investment company adjustments. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at August 31, 2018, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
Bernstein U.S. Research Fund	$1,383,463	$135,303	$(30,734)	$104,569
Bernstein Global Research Fund	1,318,075	81,018	(68,320)	12,698

6. RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), a shareholder of each Fund is subject to the risk that his or her investment could lose money. Each Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Under normal circumstances, each Fund will invest at least 80% of its total assets in securities that comprise its underlying index.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk

The Fund has a limited number of financial institutions that are institutional investors and may act as authorized participants (“Authorized Participants”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Common Stock Risk

Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Concentration Risk

Because the Funds’ assets will be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries, the Funds are subject to loss due to adverse occurrences that may affect that industry or group of industries.

Bernstein ETFs

Notes to Financial Statements

August 31, 2018 (Continued)

Currency Exchange Rate Risk (Bernstein Global Research Fund only)

The Fund may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund Shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Emerging Markets Securities Risk

Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. An investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers.

Foreign Securities Risk (Bernstein Global Research Fund only)

Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of the Fund’s portfolio holdings trade in markets that are closed when the Fund’s market is open, there may be valuation differences that could lead to differences between the Fund’s market price and the value of the Fund’s portfolio holdings. An investment in securities of non-U.S. issuers may be in the form of depositary receipts or other securities convertible into securities of such issuers.

Geographic Investment Risk

To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Index Tracking Risk

The Fund’s return may not match or achieve a high degree of correlation with the return of the Index.

Bernstein ETFs

Notes to Financial Statements

August 31, 2018 (Continued)

Large-Capitalization Risk

Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Liquidity Risk

Liquidity risk exists when particular Fund investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.

Market Risk

The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

New Fund Risk

As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in the Shares.

Passive Investment Risk

The Fund is not actively managed and therefore the Fund would not sell a security held in its portfolio due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of portfolio securities is otherwise required upon a rebalancing of the Index.

Portfolio Turnover Risk

In seeking to replicate the Index, which is adjusted and rebalanced monthly, the Fund may incur relatively high portfolio turnover.

Ratings and Rankings Risk

The Fund seeks to track the performance of stocks rated Outperform by sellside analysts of the Index Provider and ranked within one of the top three quintiles of the Index Provider’s alpha model. Changes in the ratings and rankings methodologies or in the scope of equity research by the Index Provider may have an adverse effect on the Fund. No assurance can be given that such stocks will 8 outperform the MSCI ACWI Index by the amount expected, or at all. Moreover, there is no guarantee that the quantitative models the Index Provider uses to determine the ratings and rankings of the Index components will generate or produce the intended results. The quantitative models could be subject to errors, which may have an adverse effect on the Fund.

Trading Risk

Shares of the Fund may trade on the Cboe BZX Exchange, Inc. (the “Exchange”) above or below NAV. In addition, although the Fund’s Shares are currently listed on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Fund Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable.

Bernstein ETFs

Notes to Financial Statements

August 31, 2018 (Concluded)

7. OTHER

At August 31, 2018, the records of the Trust reflected that 100% of each Fund’s total Shares outstanding were held by one Authorized Participant, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

8. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

9. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments will be required to the financial statements.

Bernstein ETFs

Report of Independent Registered Public Accounting Firm

To the Shareholders of Bernstein U.S. Research Fund and Bernstein Global Research Fund and
Board of Trustees of Exchange Traded Concepts Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Bernstein U.S. Research Fund and Bernstein Global Research Fund (the “Funds”), each a series of Exchange Traded Concepts Trust, as of August 31, 2018, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period October 16, 2017 (commencement of operations) through August 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2018, the results of their operations, the changes in their net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audit.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit includes performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of August 31, 2018, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 29, 2018

Bernstein ETFs

Trustee and Officers of the Trust

(Unaudited)

Certain officers and/or interested trustees of the Fund are also officers of the Distributor, the Advisor or the Administrator.

Set forth below are the names, ages, addresses, position with the Fund, term of office and length of time served, the principal occupations during the past five years, number of portfolios in fund complex overseen by the trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Fund. The address of each Trustee of the Trust is c/o Exchange Traded Concepts Trust, 10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120. The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-877-243-0675.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee(2)	Other Directorships held by Trustee
Interested Trustee
J. Garrett Stevens (1979)	Trustee and President	Trustee (Since 2009); President (Since 2011)	T.S. Phillips Investments, Inc., 2000 to present – Investment Advisor/Vice President; Exchange Traded Concepts Trust 2009 to 2011 – Chief Executive Officer and Secretary; 2011 – present – President; Exchange Traded Concepts, LLC 2009 to Present – Chief Executive Officer; Exchange Listed Funds Trust 2012 to present – President	12	Trustee, ETF Series Solutions (2012-2014)
Independent Trustees
David M. Mahle (1944)	Trustee	Since 2011	Jones Day, 2012 to present – Consultant; Jones Day, 2008 to 2011 – Of Counsel; Jones Day, 1988 to 2008 – Partner; Simplon Investments, 2012 to present – Director.	21	Trustee, Exchange Listed Funds Trust (9); Trustee, Source ETF Trust, (2014-2015)

Bernstein ETFs

Trustee and Officers of the Trust

(Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee(2)	Other Directorships held by Trustee
Independent Trustees (Continued)
Kurt Wolfgruber (1950)	Trustee	Since 2012	Amherst Asset Management, 2010 to present – Independent Advisor; Oppenheimer Funds, Inc., 2007 to 2009 - President	21	Director, New Mountain Finance Corp.; Trustee, Exchange Listed Funds Trust (9); Trustee, Source ETF Trust (2014-2015)
Mark Zurack (1957)	Trustee	Since 2011	Columbia Business School 2002 to Present - Professor	12	Trustee, AQR Funds (49); Trustee, Source ETF Trust (2014-2015)
Timothy Jacoby (1952)	Trustee	Since 2014	Deloitte & Touche LLP 2000-2014 - Senior Partner	21	Trustee, Exchange Listed Funds Trust (9); Trustee, Source ETF Trust (2014-2015); Trustee, Edward Jones Money Market Fund

(1) Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

(2) The Fund Complex includes each series of the Trust and of Exchange Listed Funds Trust.

Bernstein ETFs

Trustee and Officers of the Trust

(Unaudited) (Concluded)

Set forth below are the names, years of birth, positions with the Trust (as defined below), lengths and term of office, and the principal occupations held during at least the last five years of each of the persons currently serving as officers of the Trust. The address of J. Garrett Stevens, Richard Hogan, and James J. Baker is c/o Exchange Traded Concepts Trust, 10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120, the address of Eric Kleinschmidt is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456, and the address of Joseph Scavetti is Cipperman Compliance Services, 480 E. Swedesford Road, Suite 300, Wayne, PA 19087.

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Officers
J. Garrett Stevens (1979)	Trustee and President	Trustee (Since 2009); President (Since 2011)

T.S. Phillips Investments, Inc., 2000 to present – Investment Advisor/Vice
President; Exchange Traded Concepts Trust 2009 to 2011 – Chief Executive Officer and Secretary; 2011 - present –
President; Exchange Traded
Concepts, LLC 2009 to Present – Chief
Executive Officer; Exchange Listed Funds Trust 2012 to present – President

Trustee, ETF Series Solutions (2012-2014)
Richard Hogan (1961)	Secretary	Since 2011

Exchange Traded Concepts, LLC,
2011 to present — Director; Private
Investor — 2003 to present; Exchange
Traded Concepts Trust, 2011 to
present — Secretary; Exchange Listed
Funds Trust, 2012 to present —
Trustee and Secretary; Peconic Land
Trust, 2012 to present — Board
Member and Treasurer; Yorkville ETF
Advisors, 2011 to 2016 — Managing
Member.

Trustee, Board Member of Peconic Land Trust of Suffolk County, NY; Exchange Listed Funds Trust(3)
James J. Baker Jr. (1951)	Treasurer	Since 2015	Exchange Traded Concepts, LLC, 2011 to present – Managing Partner; Yorkville ETF Advisors, 2012 to 2016 – Managing Partner; Goldman Sachs, 2000 to 2011 – Vice President.	None
Eric Kleinschmidt (1968)	Assistant Treasurer	Since 2013	Director, Fund Accounting, SEI Investments Global Funds Services, 2004 to present; Manager, Fund Accounting 1999 to 2004.	None
Joseph J. Scavetti, Jr. (1968)	Chief Compliance Officer	Since 2018	Cipperman Compliance Services, LLC, 2018 to present – Compliance Director; Palladiem, LLC, 2011 to January 2018 – Compliance Manager.	None

(1) Each Officer serves at the pleasure of the Board of Trustees.

Bernstein ETFs

Disclosure of Fund Expenses

(Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of the Funds you incur an Advisory fee. In addition to the Advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, and extraordinary expenses, if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (March 1, 2018 to August 31, 2018) (unless otherwise noted below). The table below illustrates each Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in a Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 3/1/18	Ending Account Value 8/31/18	Annualized Expense Ratios	Expenses Paid During the Period*
Bernstein U.S. Research Fund
Actual	$ 1,000.00	$ 1,082.80	0.50%	$2.62
Hypothetical	$ 1,000.00	$ 1,022.68	0.50%	$2.55

Bernstein Global Research Fund
Actual	$ 1,000.00	$ 1,012.10	0.65%	$3.30
Hypothetical	$ 1,000.00	$ 1,021.93	0.65%	$3.31

*   Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/365 (to reflect the one-half year period).

Bernstein ETFs

Notice to Shareholders

(Unaudited)

For shareholders that do not have an August 31, 2018 tax year end, this notice is for informational purposes only. For shareholders with an August 31, 2018 tax year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended August 31, 2018, the Fund is designating the following items with regard to distributions paid during the year.

	Long Term Capital Gain Distribution	Ordinary Income Distribution	Total Distributions	Dividends Qualifying For Corporate Dividend Receivable Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Qualified Interest Income(4)	Qualified Short- Term Capital Gain(5)
Bernstein U.S. Research Fund	0.00%	100.00%	100.00%	49.87%	48.53%	0.00%	0.00%	0.00%
Bernstein Global Research Fund	0.00%	100.00%	100.00%	39.77%	100.00%	0.00%	0.00%	0.00%

 (1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)  The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the aforementioned fund to designate the maximum amount permitted by law.

(3)  U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4)  The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5)  The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

The fund intends to pass through a foreign tax credit to shareholders. For fiscal year ended 2018 the total amount of foreign source income is $25,925. The total amount of foreign tax paid is $2,849. Your allocable share of the foreign tax credit will be reported on Form 1099 DIV.

Bernstein ETFs

Supplemental Information

(Unaudited)

Net asset value, or “NAV”, is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.bernsteinetf.com.

THIS PAGE INTENTIONALLY LEFT BLANK

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Sub-Adviser:

Vident Investment Advisory, LLC

300 Colonial Center Parkway Suite 330

Roswell, Georgia 30076

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Ave.

Suite 800

Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

BRN-AR-001-0100

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer or any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a) (2)

Item 4.	Principal Accountant Fees and Services.

Fees billed by Cohen & Company, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		2018			2017
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$43,500	N/A	N/A	$14,500	N/A	N/A

(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A

(c)	Tax Fees	$11,000	N/A	N/A	$3,500	N/A	N/A

(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

(e)(1) The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved .

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2018	2017
Audit-Related Fees	0%	0%

Tax Fees	0%	0%

All Other Fees	0%	0%

(f)        Not Applicable.

(g)       The aggregate non-audit fees and services billed by Cohen for the fiscal years 2018 and 2017 were $0.

(h)       During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

Items 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Traded Concepts Trust

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: November 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: November 9, 2018

By	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: November 9, 2018